Segmented information - Revenue by Services and Products (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of products and services [line items]
Total services	$ 4,800	$ 5,190	$ 9,818	$ 10,190
Total products	554	699	1,176	1,388
Total operating revenues	5,354	5,889	10,994	11,578
Wireless
Disclosure of products and services [line items]
Total services	1,481	1,580	3,016	3,108
Total products	428	566	915	1,102
Wireline data
Disclosure of products and services [line items]
Total services	1,916	1,914	3,807	3,780
Total products	113	123	236	265
Wireline voice
Disclosure of products and services [line items]
Total services	863	897	1,735	1,804
Media
Disclosure of products and services [line items]
Total services	482	737	1,140	1,377
Other wireline services
Disclosure of products and services [line items]
Total services	58	62	120	121
Wireline equipment and other
Disclosure of products and services [line items]
Total products	$ 13	$ 10	$ 25	$ 21